Reconciliation of operating (loss)/profit to headline operating profit - Summary of Reconciliation of Operating Profit to Headline Operating Profit (Detail) - GBP (£) £ in Millions		6 Months Ended			12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019		Dec. 31, 2019
Statement [Line Items]
Operating (loss)/profit		£ (2,453.4)	£ 596.3		£ 1,295.9
Amortisation and impairment of acquired intangible assets		53.1	52.8		121.5
Goodwill impairment		2,520.8			47.7
Gains on disposal of investments and subsidiaries		(16.0)	(40.6)	[1]	(40.4)
Gains on remeasurement of equity interests arising from a change in scope of ownership			(0.4)	[1]	(0.4)
Investment and other write-downs		220.6			7.5
Litigation settlement			(16.8)	[1]	(16.8)
Gain on sale of freehold property in New York			(7.9)	[1]	(7.9)
Restructuring and transformation costs		17.9	33.9		153.5
Restructuring costs in relation to COVID-19		39.3
Headline operating profit	[2]	£ 382.3	£ 617.3	[1]	£ 1,560.6

[1]	Figures for the period ended 30 June 2019 have been re-presented in accordance with IFRS 5: Non-current Assets Held for Sale and Discontinued Operations, as described in note 13.
[2]	A reconciliation from operating (loss)/profit to headline operating profit is provided in note 23.